Stock Options and Contributed Surplus - Schedule of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares		Dec. 31, 2018 shares $ / shares
Stock Options And Contributed Surplus
Number of Options, Outstanding, Beginning Balance | shares	53,260,338	44,463,729		33,090,291
Number of Options, Expired/cancelled | shares	(8,287,937)	(8,707,811)	[1]	(1,944,791)
Number of Options, Exercised | shares	(3,302,835)	(281,250)		(372,250)
Number of Options, Granted | shares	9,474,926	17,785,670		13,690,479
Number of Options, Outstanding, Ending Balance | shares	51,144,492	53,260,338		44,463,729
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.43	$ 0.58		$ 0.68
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares	1.02	0.90	[2]	0.74
Historical Weighted Average Exercise Price, Exercised | $ / shares	0.24	0.22		0.26
Historical Weighted Average Exercise Price, Granted | $ / shares	0.36	0.27		0.34
Historical Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.33	$ 0.43		$ 0.58

[1]	2,277,186 cancelled options related to staff employed at DenseLight.
[2]	Share based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.